Summary of Significant Accounting Polices	6 Months Ended
Jun. 30, 2020
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Summary of Significant Accounting Polices

2.     SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

2.1      Basis of preparation

The unaudited interim condensed consolidated financial statements of the Company, for the three and six months ended June 30, 2020 and 2019, have been prepared in accordance with IAS 34—Interim Financial Reporting, issued by the International Accounting Standard Board—IASB.

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2019.

The accounting policies applied in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended on December 31, 2019.

During the first quarter of 2020 and as a result of the acquisition of Avon, the Company changed its reportable segments. The segment information as of and for the six months ended June 2019 was retroactively recast in order to be comparable to the information as of and for the six months ended June 30, 2020.

a)       Presentation basis for the Company’s consolidated accounting statements before the corporate restructuring presented in the Company’s annual financial statement in Note 1

As disclosed in the Company’s annual consolidated financial statements for the fiscal year ended December 31, 2019, prior to the corporate restructuring, Natura &Co Holding had limited or no assets, operations or activities, liabilities and no material contingent liabilities or commitments. The corporate restructuring was accounted for using the predecessor method of accounting, under which, the historical operations of Natura are deemed to be those of Natura &Co Holding.

2.2      Hyperinflationary economy

Information related to Argentina, which is considered a hyperinflationary economy is presented in Note 3.3.1.a) in Company's audited consolidated financial statement for the year ended December 31, 2019. For the six months ended June 30, 2020, the application of IAS 29 resulted in: (i) a loss in financial results of R$5,556 (R$5,864 at June 30, 2019); and (ii) a net loss of R$22,221 (R$29,888 at June 30, 2019), which include the translation of the statement of income at the exchange rate at the balance date, instead of average monthly exchange rate of the year, resulted in a positive impact on other comprehensive income for the fiscal year ended June 30, 2020 of R$4,247 (R$393 on June, 2019). The capital reserve and profit reserve also increased R$ 256,679 and R$ 151,384, respectively.

2.3      Consolidation

a)       Company’s subsidiaries

Information related to the Company’s subsidiaries are presented in Note 3.2.a) of the Company's audited consolidated financial statements for the year ended December 31, 2019, except as disclosed below:

Below is the list of Company’s subsidiaries as of June 30, 2020:

	Ownership %
	June 30, 2020	December 31, 2019
Direct Interest:
Avon Products, Inc..	100.00	-
Natura Cosméticos S.A.	100.00	100.00
Natura &Co International S.à r.l. (1)	100.00	-

(1)     Natura &Co International S.à.r.l., was incorporated in 2020 under the laws of Luxembourg with the purpose of acquiring, managing and selling interests in domestic and foreign companies, other than raising and borrowing funds to other consolidated entities of the Company.

2.4      Segment information

Segment information is based on the information included in the internal reports provided to the chief operating decision maker of the Company.

The main decision-making body of the Company, which is responsible for defining the allocation of resources and for the performance assessment of the operating segments, is the Natura &Co Holding S.A.’s Board of Directors, which is assisted by the Group’s Operational Committee (“GOC”).

The GOC, which includes the CEOs of Natura &Co Holding, Natura, Avon, The Body Shop International Limited (“The Body Shop”) and Emeis Holding Pty Ltd (“Aesop”), in addition to representatives of key business areas (Finance, Human Resources, Business Strategy and Development, Legal, Innovation and Sustainability, Operations and Corporate Governance), is responsible for, among other things, monitoring the implementation of short and long-term strategies and making recommendations to the Board of Directors regarding the management of the Group, from the perspective of results, allocation of resources among business units, cash flow and talent management.

2.5      New standards, interpretations and amendments adopted by the Company

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company annual consolidated financial statements for the year ended 31 December 2019, except for the adoption of new standards effective as of 1 January 2020. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments and interpretations apply for the first time in 2020, but do not have an impact on the unaudited interim condensed consolidated financial statements of the Company.

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarified that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Company but may impact future periods should the Company enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments had no impact on the consolidated financial statements of the Company as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements.  A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Company.

Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Company.

Amendments to IFRS 16: Covid-19-Related Rent Concessions

In May 2020, the IASB issued Covid-19-Related Rent Concessions - Amendment to IFRS 16 Leases (the amendment). The Board amended the standard to provide an optional relief to lessees from applying IFRS 16’s guidance on lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The objective of the amendment is to provide lessees that have been granted covid-19 related rent concessions by lessors with practical relief, while still providing useful information about leases to users of the financial statements. The amendments do not apply to lessors. These amendments had impact on the consolidated financial statements of the Company, see note 17.